NexPoint Capital, Inc.

Maximum Offering of 150,000,000 Shares of Common Stock

Supplement No. 6 dated October 20, 2017

to

Prospectus dated May 12, 2017

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of NexPoint Capital, Inc. dated May 12, 2017 (the “Prospectus”), Supplement No. 1, dated June 14, 2017, Supplement No. 2, dated June 28, 2017, Supplement No. 3, dated July 26, 2017, Supplement No. 4, dated August 23, 2017 and Supplement No. 5, dated September 13, 2017. The Prospectus has been filed with the U.S. Securities and Exchange Commission, and is available at www.sec.gov or by calling us toll-free at (877) 665-1287. Unless otherwise defined in this supplement, capitalized terms used in this supplement shall have the same meanings as set forth in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 31 of the Prospectus before you decide to invest in shares of our common stock.

Management of the Company

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Executive Officers Who are Not Directors” beginning on page 110 of the Prospectus, by replacing the “Executive Officers Who are Not Directors” portion of the table under such section with the following:

Executive Officers Who are Not Directors

Information regarding our executive officers who are not directors is as follows:

Name, Address, Date of Birth (1)	Position(s) with NexPoint Capital, Inc.	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

James Dondero (6/29/1962)	President and Principal Executive Officer	Indefinite Term; President since 2014

President of Highland Capital Management, L.P., which he co-founded in 1993; Chairman of the Board of NexPoint Residential Trust, Inc. since May 2015; Portfolio Manager of NHF, Portfolio Manager of Highland Energy MLP Fund, Highland Global Allocation Fund, Highland Small-Cap Equity Fund and Highland Premier Growth Equity Fund (all series of HFII); Portfolio Manager of Highland Opportunistic Credit Fund and Highland Merger Arbitrage Fund (series of Highland Funds I (“HFI”); President of NexPoint Real Estate Advisors, L.P. since May 2015; President of NexPoint Real Estate Advisors II, L.P. since July 2016; President and Portfolio Manager of NexPoint Real Estate Strategies Fund, NexPoint Discount Yield Fund, NexPoint Energy and Materials Opportunities Fund, NexPoint Healthcare Opportunities Fund, NexPoint Latin American Opportunities Fund, NexPoint Merger Arbitrage Fund and NexPoint Opportunistic Credit Fund since 2016; and a Portfolio Manager of NexPoint Capital, Inc. since 2014.

Frank Waterhouse (4/14/1971)	Treasurer, Principal Financial Officer and Principal Accounting Officer	Indefinite Term; Treasurer since May 2015 and Principal Financial Officer and Principal Accounting Officer since October 2017

Principal Financial Officer and Principal Accounting Officer of Highland Funds I, Highland Funds II, NHF, NexPoint Capital, Inc., Highland Floating Rate Opportunities Fund, Highland Global Allocation Fund II and NexPoint Real Estate Advisors, L.P. since October 2017; Treasurer of Highland Floating Rate Opportunities Fund and Highland Global Allocation Fund II since August 2017; Assistant Treasurer of Acis Capital Management, L.P. from December 2011 until February 2012; Treasurer of Acis Capital Management, L.P. since February 2012; Assistant Treasurer of HCM from November 2011 until April 2012; Treasurer of HCM since April 2012; Assistant Treasurer of HCMFA from December 2011 until October 2012; Treasurer of HCMFA since October 2012; Treasurer of NexPoint Advisors, L.P. since March 2012; Treasurer of NexPoint Real Estate Advisors II, L.P. since June 2016; Treasurer of NexPoint Discount Yield Fund, NexPoint Energy and Materials Opportunities Fund, NexPoint Healthcare Opportunities Fund, NexPoint Latin American Opportunities Fund, NexPoint Merger Arbitrage Fund, NexPoint Opportunistic Credit Fund and NexPoint Real Estate Strategies Fund since March 2016; and Treasurer of NexPoint Capital, Inc., NHF, Highland Funds I, Highland Funds II, and NexPoint Real Estate Advisors, L.P. since May 2015.

Clifford Stoops (11/17/1970)	Assistant Treasurer	Indefinite Term; Assistant Treasurer since March 2017

Assistant Treasurer of NexPoint Capital, Inc., Highland Funds I, Highland Funds II, NexPoint Credit Strategies Fund, and NexPoint Real Estate Strategies Fund since March 2017; Chief Accounting Officer at Highland Capital Management, L.P. since December 2011; and Assistant Treasurer of Highland Floating Rate Opportunities Fund and Highland Global Allocation Fund II since August 2017.

Name, Address, Date of Birth (1)	Position(s) with NexPoint Capital, Inc.	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Dustin Norris (1/6/1984)	Secretary	Indefinite Term; Secretary since 2014

Chief Product Strategist at HCMFA since September 2015, Director of Product Strategy at HCMFA from May 2014 to September 2015; Secretary of NHF since December 2015; Secretary of NexPoint Discount Yield Fund, NexPoint Energy and Materials Opportunities Fund, NexPoint Healthcare Opportunities Fund, NexPoint Latin American Opportunities Fund, NexPoint Merger Arbitrage Fund, NexPoint Opportunistic Credit Fund and NexPoint Real Estate Strategies Fund since March 2016; Assistant Secretary of Highland Funds I and Highland Funds II from March 2017 to October 2017; Assistant Treasurer of Highland Funds I and Highland Funds II from November 2012 until March 2017; Assistant Treasurer of NHF from November 2012 to December 2015; Assistant Treasurer of NexPoint Real Estate Advisors, L.P. since May 2015; Assistant Treasurer of NexPoint Real Estate Advisors II, L.P. since June 2016; Secretary of NexPoint Capital, Inc. since 2014; Assistant Secretary of Highland Floating Rate Opportunities Fund and Highland Global Allocation Fund II from August 2017 to October 2017; Secretary of Highland Funds I, Highland Funds II, Highland Floating Rate Opportunities Fund and Highland Global Allocation Fund II since October 2017; and Senior Accounting Manager at HCMFA from August 2012 to May 2014.

Jason Post (1/9/1979)	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Chief Compliance Officer and Anti-Money Laundering Officer since September 2015

Chief Compliance Officer and Anti-Money Laundering Officer of Highland Floating Rate Opportunities Fund and Highland Global Allocation Fund II since August 2017; Chief Compliance Officer and Anti-Money Laundering Officer of Highland Funds I, Highland Funds II, NexPoint Credit Strategies Fund and NexPoint Real Estate Strategies Fund since September 2015; and Chief Compliance Officer for HCMFA and NexPoint Advisors, L.P since September 2015. Prior to this role served as Deputy Chief Compliance Officer and Director of Compliance for HCM.

(1) The address for each executive officer is c/o NexPoint Advisors, L.P., 300 Crescent Court, Suite 700, Dallas, Texas 75201.

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